SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Sep. 09, 2014	Oct. 31, 2013
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Patent,accumulated depreciation (in Dollars)	$ 395,777	$ 314,453
Preferred stock, par value		$ 100
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Series A Preferred Stock [Member] | Preferred Stock [Member] | Pro Forma [Member]
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Preferred stock, par value		$ 100
Series A Preferred Stock [Member]
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Preferred stock, par value	$ 100	$ 100	$ 100	$ 100
Preferred Stock [Member] | Pro Forma [Member]
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Preferred stock, par value		$ 100
Preferred Stock [Member]
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Preferred stock, par value	$ 100	$ 100		$ 100
Pro Forma [Member]
SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (Parentheticals) [Line Items]
Patent,accumulated depreciation (in Dollars)		$ 314,453
Common stock, par value		$ 0.01